UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 95.6%
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants and Leisure - 0.6%
73,630	McDonald’s Corp.	$2,384,876

Leisure Equipment and Products - 1.1%
135,590	Hasbro, Inc.	2,657,564
93,100	Mattel, Inc.	1,810,795

		4,468,359

Media - 10.4%
142,825	Cablevision Systems Corp., NY Group, Class A Shares+	3,911,977
284,890	Comcast Corp., Special Class A Shares+	9,005,373
824,400	Liberty Media Corp., Class A Shares+	8,606,736
14,045	Liberty Media International, Inc., Class A Shares+	635,958
160,420	News Corp., Class B Shares	2,820,184
440,700	Time Warner Inc.+	7,932,600
286,000	The Walt Disney Co.	8,188,180

		41,101,008

Specialty Retail - 2.8%
60,000	Bed Bath & Beyond Inc.+	2,417,400
312,040	Charming Shoppes, Inc.+	2,589,932
141,400	The Home Depot, Inc.	5,834,164

		10,841,496

	TOTAL CONSUMER DISCRETIONARY	58,795,739

CONSUMER STAPLES - 6.9%
Beverages - 3.8%
137,700	The Coca-Cola Co.	5,713,173
169,305	PepsiCo, Inc.	9,091,678

		14,804,851

Food and Drug Retailing - 0.4%
86,830	Safeway Inc.+	1,636,746

Food Products - 0.9%
50,470	Wm. Wrigley Jr. Co.	3,552,583

Personal Products - 1.8%
142,000	The Gillette Co.	7,202,240

	TOTAL CONSUMER STAPLES	27,196,420

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
ENERGY - 5.4%
Energy Equipment and Services - 2.0%
61,600	GlobalSantaFe Corp.	$2,178,176
88,540	Grant Prideco, Inc.+	1,735,384
77,330	Weatherford International Ltd.+	4,196,699

		8,110,259

Oil and Gas - 3.4%
29,000	Anadarko Petroleum Corp.	1,920,090
46,420	BP PLC, Sponsored ADR	2,767,560
20,000	ChevronTexaco Corp.	1,088,000
107,650	Exxon Mobil Corp.	5,554,740
22,000	Murphy Oil Corp.	1,964,160

		13,294,550

	TOTAL ENERGY	21,404,809

FINANCIALS - 14.5%
Banks - 0.7%
87,800	The Bank of New York Co., Inc.	2,608,538

Diversified Financials - 6.3%
68,170	American Express Co.	3,636,870
179,131	JPMorgan Chase & Co.	6,686,960
45,600	Lehman Brothers Holdings Inc.	4,158,264
35,000	MBNA Corp.	930,300
102,600	Merrill Lynch & Co., Inc.	6,163,182
15,000	Morgan Stanley	839,400
57,210	State Street Corp.	2,563,580

		24,978,556

Insurance - 7.5%
46,100	Ambac Financial Group, Inc.	3,544,168
152,630	American International Group, Inc.	10,117,843
80	Berkshire Hathaway Inc., Class A Shares+	7,192,000
45,290	The Chubb Corp.	3,373,199
58,070	MGIC Investment Corp.	3,710,673
25,000	The PMI Group, Inc.	994,250
11,150	The St. Paul Travelers Cos., Inc.	418,571

		29,350,704

	TOTAL FINANCIALS	56,937,798

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
HEALTHCARE - 19.6%
Biotechnology - 8.1%
6,945	Alkermes, Inc.+	$87,993
115,400	Amgen Inc.+	7,182,496
105,750	Biogen Idec Inc.+	6,869,520
175,560	Chiron Corp.+	5,767,146
69,460	Genentech, Inc.+	3,313,937
108,640	Genzyme Corp.+	6,323,934
248,480	Millennium Pharmaceuticals, Inc.+	2,288,501

		31,833,527

Healthcare Providers and Services - 2.1%
61,630	McKesson Corp.	2,125,619
68,500	UnitedHealth Group Inc.	6,089,650

		8,215,269

Pharmaceuticals - 9.4%
96,585	Abbott Laboratories	4,348,257
103,595	Forest Laboratories, Inc.+	4,302,300
68,900	GlaxoSmithKline PLC, ADR	3,070,873
153,200	Johnson & Johnson	9,912,040
415,630	Pfizer Inc.	10,041,621
134,390	Wyeth	5,325,876

		37,000,967

	TOTAL HEALTHCARE	77,049,763

INDUSTRIALS - 7.7%
Aerospace and Defense - 1.6%
47,535	L-3 Communications Holdings, Inc.	3,394,474
80,625	Raytheon Co.	3,015,375

		6,409,849

Airlines - 0.3%
87,100	Southwest Airlines Co.	1,261,208

Electrical Equipment - 1.0%
58,320	Emerson Electric Co.	3,921,437

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 3.0%
131,500	General Electric Co.	$4,751,095
76,250	Honeywell International Inc.	2,743,475
120,225	Tyco International Ltd.	4,344,931

		11,839,501

Machinery - 1.8%
46,525	Caterpillar Inc.	4,145,377
108,605	Pall Corp.	2,924,733

		7,070,110

	TOTAL INDUSTRIALS	30,502,105

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.8%
243,100	Cisco Systems, Inc.+	4,385,524
250,000	Lucent Technologies Inc.+	815,000
183,100	Motorola, Inc.	2,881,994
188,965	Nokia Oyj, Sponsored ADR	2,887,385

		10,969,903

Computers and Peripherals - 2.7%
120,990	Dell Inc.+	5,052,542
55,225	Electronics for Imaging, Inc.+	938,825
19,880	International Business Machines Corp.	1,857,190
345,480	Maxtor Corp.+	1,634,120
54,700	SanDisk Corp.+	1,351,090

		10,833,767

Electronic Equipment and Instruments - 1.2%
85,000	Agilent Technologies, Inc.+	1,879,350
600,000	Solectron Corp.+	2,982,000

		4,861,350

Internet Software and Services - 1.4%
203,300	IAC/InterActiveCorp+	4,925,959
100,000	RealNetworks, Inc.+	607,000

		5,532,959

IT Consulting and Services - 0.1%
15,960	SunGard Data Systems Inc.+	429,164

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Office Electronics - 0.1%
27,940	IKON Office Solutions, Inc.	$300,355

Semiconductor Equipment and Products - 7.0%
25,000	Applied Materials, Inc.+	397,500
57,190	Cree, Inc.+	1,374,276
409,600	Intel Corp.	9,195,520
309,165	Micron Technology, Inc.+	3,218,408
334,432	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,926,280
452,900	Texas Instruments Inc.	10,511,809

		27,623,793

Software - 3.7%
72,785	Advent Software, Inc.+	1,401,111
130,000	Autodesk, Inc.	3,818,100
160,000	Micromuse Inc.+	822,400
320,200	Microsoft Corp.	8,414,856

		14,456,467

	TOTAL INFORMATION TECHNOLOGY	75,007,758

MATERIALS - 4.3%
Chemicals - 1.0%
137,000	Engelhard Corp.	4,116,850
Metals and Mining - 2.3%
132,210	Alcoa Inc.	3,901,517
131,940	Allegheny Technologies Inc.	3,166,560
48,880	Newmont Mining Corp.	2,032,919

		9,100,996

Paper and Forest Products - 1.0%
60,430	Weyerhaeuser Co.	3,770,832

	TOTAL MATERIALS	16,988,678

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
83,420	Nippon Telegraph and Telephone Corp., ADR	1,753,488
117,480	SBC Communications Inc.	2,791,325
73,700	Verizon Communications Inc.	2,622,983

		7,167,796

Wireless Telecommunication Services - 0.8%
112,410	Vodafone Group PLC, Sponsored ADR	2,920,412

	TOTAL TELECOMMUNICATION SERVICES	10,088,208

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 0.7%
Multi-Utilities - 0.7%
157,930	The Williams Cos., Inc.	$2,654,803

	TOTAL COMMON STOCK
	(Cost - $374,246,229)	376,626,081

FACE AMOUNT
REPURCHASE AGREEMENT - 4.2%
$16,584,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $16,585,152; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $16,915,733) (Cost - $16,584,000)	16,584,000

	TOTAL INVESTMENTS - 99.8% (Cost - $390,830,229)	393,210,081
	Other Assets in Excess of Liabilities - 0.2%	907,773

	TOTAL NET ASSET - 100.0%	$394,117,854

+	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — All Cap Growth and Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,338,238
Gross unrealized depreciation	(31,958,386)

Net unrealized appreciation	$2,379,852

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 29, 2005